Finance leases	3 Months Ended
Mar. 31, 2019
Finance Leases [Abstract]
Finance leases
3.	Finance leases

As at March 31, 2019 Ardmore was a party, as the lessee, to six finance lease facilities, which it has used primarily to finance vessel acquisitions and for working capital. ASC’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the finance lease facilities, which totaled 12 vessels as at March 31, 2019. ASC has provided guarantees in respect of the finance lease facilities.
These guarantees can
be called upon following a payment default. The outstanding principal balances on each finance lease facility as at
March 31, 2019
and
December 31, 2018
were as follows:

	As at
	Mar 31, 2019	Dec 31, 2018
River Hudson LLC	-	10,380,600
Japanese Leases No.1 and 2	35,056,400	36,253,400
Japanese Lease No.3	17,285,500	17,870,500
CMBFL Leases No.1 to 4	85,582,288	87,496,402
Ocean Yield ASA	65,229,240	66,563,040
Japanese Lease No.4	25,540,478	26,061,943
China Huarong Leases	50,339,676	51,555,997
Total minimum finance lease payments	279,033,582	296,181,882
Amounts representing interest and deferred finance fees	(50,163,519)	(54,705,784)
Net minimum finance lease payments	228,870,063	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Adjusted net minimum finance lease payments	225,990,063	238,596,098

Current portion of finance lease obligations	18,334,052	26,589,017
Current portion of deferred finance fees	(704,653)	(739,817)
Non-current portion of finance lease obligations	214,374,423	218,985,447
Non-current portion of deferred finance fees	(3,133,759)	(3,358,549)
Total finance lease obligations	228,870,063	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	225,990,063	238,596,098

The future minimum lease payments required under the finance leases as at March 31, 2019, were as follows:

As at
Mar 31, 2019
2019	20,384,641
2020	26,868,097
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024 - 2030	140,757,800
Total minimum lease payments	279,033,582
Less amounts representing interest and deferred finance fees	(50,163,519)
Net minimum lease payments	228,870,063
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum lease payments	225,990,063

River Hudson LLC

On December 22, 2016, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Seatrader
. The facility was drawn down in December 2016. Repayments on the lease are made on a monthly basis and include principal and interest. The finance lease is scheduled to expire in 2021 and includes a mandatory purchase obligation for Ardmore to repurchase the vessel, as well as a purchase option exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date. On January 2, 2019, Ardmore exercised the purchase option and repaid the facility in full.

Japanese Leases No. 1 and 2

On May 30, 2017, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Sealeader
and
Ardmore Sealifter,
with JPV No. 7 and JPV No. 8, respectively. The facility was drawn down in May 2017. Repayments on the leases are made on a monthly basis and include principal and interest. The finance leases are scheduled to expire in 2023 and include purchase options exercisable by Ardmore. As part of the lease arrangement, Ardmore provided the purchasers with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included as a receivable within ‘Other non-current assets, net’ in the consolidated balance sheet, with the associated finance lease liability presented gross of the $2.9 million.

Japanese Lease No. 3

On January 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Sealancer
with Neil Co., Ltd. The facility was drawn down in January 2018. Repayments on the lease are made on a monthly basis and include principal and interest. The finance lease is scheduled to expire in 2024 and includes purchase options exercisable by Ardmore. As part of the lease arrangement, Ardmore provided the purchaser with $1.4 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount has been offset against the finance lease liability in the consolidated balance sheet, with the associated finance lease liability presented net of the $1.4 million.

CMBFL Leases No. 1 to 4

On June 26, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Endurance and Ardmore Enterprise,
respectively, with CMB Financial Leasing Co., Ltd (“CMBFL”). The facility was drawn down in June 2018. Interest is calculated at a rate of LIBOR plus 3.10%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for Ardmore to repurchase the vessels, as well as purchase options exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Encounter
and
Ardmore Explorer
, respectively, with CMBFL. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 3.00%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for Ardmore to repurchase the vessels, as well as purchase options exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.

Ocean Yield ASA

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Dauntless
and
Ardmore Defender
, respectively with Ocean Yield ASA. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 4.50%. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2030 and include a mandatory purchase obligation for Ardmore to repurchase the vessels, as well as purchase options exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.

Japanese Lease No. 4

On November 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), with Rich Ocean Shipping of the
Ardmore Engineer
. The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.20%. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2029 and include a mandatory purchase obligation for Ardmore to repurchase the vessel, as well as purchase options exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.

China Huarong Leases

On November 30, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the
Ardmore Seavanguard
and
Ardmore Exporter
, respectively, with China Huarong Financial Leasing Co., Ltd (“China Huarong”). The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.50%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for Ardmore to repurchase the vessels, as well as purchase options exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.

Finance leases financial covenants

Some of Ardmore’s existing finance lease facilities include financial covenants which are consistent with, or no more onerous than, ASC’s long-term debt financial covenants described in Note 2. The Company was in full compliance with all of its finance lease covenants as of March 31, 2019 and 2018.